SHORT-TERM INVESTMENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Short-term investments
Short-term investments, gross	₽ 23,434	₽ 25,619
Allowance for ECL		(1)
Total short-term investments	23,434	25,618
At amortized cost
Short-term investments
Notes / loans	1,007	6,376
Deposits	1,415	1,699
At FVTPL
Short-term investments
Mutual funds (Note 29)	10,699	9,349
Assets in Sistema-Capital trust management (Notes 29)	₽ 10,313	₽ 8,195